LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Long-Term Investments
Long-term investments consist of the following:

	As of December 31,
	2018	2017
Severance-pay funds, net	$13,615	$13,317
Long-term interest bearing bank deposit	12,500	12,500
Others	9,830	256
	$35,945	$26,073